COMMON SHARES - Reconciliation and Weighted Average Common Shares Outstanding (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares)	918,000
Outstanding at the beginning of the period	$ 23,174
Exercise of options (in shares)	5,138
Outstanding at the end of the period (in shares)	938,000	918,000
Outstanding at the end of the period	$ 24,387	$ 23,174
Weighted Average Common Shares Outstanding
Basic (in shares)	929,000	902,000	872,000
Diluted (in shares)	931,000	903,000	874,000
Common Shares
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares)	918,097	881,376	863,759
Outstanding at the beginning of the period	$ 23,174	$ 21,167	$ 20,099
Dividend reinvestment and share purchase plan (in shares)	15,165	15,937	12,824
Dividend reinvestment and share purchase plan	$ 931	$ 855	$ 790
At-the-market equity issuance program (in shares)		20,050	3,462
At-the-market equity issuance program		$ 1,118	$ 216
Exercise of options (in shares)	5,138	734	1,331
Exercise of options	$ 282	$ 34	$ 62
Outstanding at the end of the period (in shares)	938,400	918,097	881,376
Outstanding at the end of the period	$ 24,387	$ 23,174	$ 21,167
Weighted Average Common Shares Outstanding
Basic (in shares)	929,000	902,000	872,000
Diluted (in shares)	931,000	903,000	874,000